Financial Instruments - Disclosure of Loss Allowance for Trade Receivables (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade receivables [member]
Disclosure of Loss Allowance for Trade Receivables [Line Items]
Trade receivables written off	R$ 0	R$ 169